Comparison of Fair Values and Carrying Values of Financial Instruments (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR	Mar. 31, 2011 USD ($)	Mar. 31, 2011 INR	Mar. 31, 2010 INR	Mar. 31, 2009 INR
Financial Assets:
Cash and cash equivalents	$ 3,695.1	188,043.0	$ 5,677.0	288,902.1	297,558.5	171,224.4
Term placements	2,949.4	150,096.5		102,049.4
Investments held for trading	1,513.9	77,043.4		38,216.9
Investments available for sale	15,859.3	807,080.4		628,704.9
Securities purchased under agreements to resell	410.1	20,868.3		0
Loans	39,425.7	2,006,374.3		1,622,856.0
Accrued interest receivable	523.6	26,645.5		19,752.6
Other assets	3,177.5	161,705.4		97,884.7
Financial Liabilities:
Interest-bearing deposits	39,537.4	2,012,057.9		1,619,283.6
Non-interest-bearing deposits	8,901.4	452,991.7		462,845.4
Securities sold under repurchase agreements	1,375.5	70,000.0		60,000.0
Short-term borrowings	2,213.5	112,642.8		76,686.7
Accrued interest payable	1,020.6	51,935.9		27,746.0
Long-term debt	3,504.9	178,366.6		93,287.2
Accrued expenses and other liabilities	5,171.9	263,198.8		203,084.2
Financial Assets:
Cash and cash equivalents	3,695.1	188,043.0		288,902.1
Term placements	2,945.6	149,900.6		101,982.3
Investments held for trading	1,513.9	77,043.4		38,216.9
Investments available for sale	15,859.3	807,080.4		628,704.9
Securities purchased under agreements to resell	410.1	20,868.3		0
Loans	39,798.3	2,025,336.9		1,626,854.0
Accrued interest receivable	523.6	26,645.5		19,752.6
Other assets	3,157.0	160,657.4		96,986.2
Financial Liabilities:
Interest-bearing deposits	39,666.1	2,018,607.1		1,624,611.7
Non-interest-bearing deposits	8,901.4	452,991.7		462,845.4
Securities sold under repurchase agreements	1,375.5	70,000.0		60,000.0
Short-term borrowings	2,213.5	112,642.8		76,686.7
Accrued interest payable	1,020.6	51,935.9		27,746.0
Long-term debt	3,571.9	181,775.7		94,373.6
Accrued expenses and other liabilities	$ 5,171.9	263,198.8		203,084.2